Material accounting policies (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022
Disclosure of geographical areas
Assumed revenue decline against base budget for six months	20.00%
Assumed revenue decline for 12 months	20.00%
Cash loss for downside scenario	£ 200
Headroom	£ 1,600
Most severe downside scenario
Disclosure of geographical areas
Assumed revenue decline for 12 months	20.00%
Cash loss for downside scenario	£ 200
Headroom	£ 1,000
Argentina
Disclosure of geographical areas
Level of price index	3,533.19	1,134.59
Ghana
Disclosure of geographical areas
Level of price index	200.50	162.80
Lebanon
Disclosure of geographical areas
Level of price index	5,978.13	2,045.46
Turkey
Disclosure of geographical areas
Level of price index	1,859.38	1,128.45